Summary of significant accounting policies (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jan. 02, 2022 USD ($)
Product Information [Line Items]
Accumulated other comprehensive loss	$ 2,089,345		$ 2,210,909
Allowance for credit loss	9,662,378		9,267,851
Allowance for credit loss	631,405		468,219
Bad debt expense for other receivable	0	$ 50,337	160,668		$ 0
Allowance for doubtful account prepayment	342,878		105,769
Impairment of long-lived assets	0		0
Cash deposited into escrow	600,000
Escrow	600,000		600,000
Advertising costs	1,320	1,320
R&D expenses	$ 31,918	$ 34,706
Potential dilutive shares | shares	0	0
Expenses	$ 35,450	$ 47,566
Operating lease liabilities						$ 201,180
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Product Information [Line Items]
Accumulated other comprehensive loss			2,210,909	$ 2,009,421
Allowance for credit loss			9,267,851	3,009,363
Allowance for credit loss			468,219	500,857
Bad debt expense for other receivable			25,829	34,189	144,415
Allowance for doubtful account prepayment			105,769	173,736
Impairment of long-lived assets			0	0
Cash deposited into escrow			600,000
Escrow			600,000	0
Advertising costs			6,053	22,677	61,566
R&D expenses			$ 61,786	$ 80,948	$ 112,668
Potential dilutive shares | shares			0	0	0
Expenses			$ 83,687	$ 166,199	$ 171,674
Operating lease liabilities						$ 201,180
Impairment loss			0	$ 0
Prepayments			100,000
Sewage Treatment Services [Member]
Product Information [Line Items]
Revenue remaining performance obligations	$ 478,569
Sewage Treatment Services [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Product Information [Line Items]
Revenue remaining performance obligations			953,170
Sewage Treatment Services 1 [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Product Information [Line Items]
Revenue remaining performance obligations			$ 0
China, Yuan Renminbi
Product Information [Line Items]
Foreign currency exchange rate, translation	7.16		7.19
Foreign currency average translation rates	7.18		6.94
China, Yuan Renminbi | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Product Information [Line Items]
Foreign currency exchange rate, translation			7.19	7.08
Foreign currency average translation rates			7.14	7.05	6.73
Hong Kong, Dollars
Product Information [Line Items]
Foreign currency exchange rate, translation	7.85		7.77
Foreign currency average translation rates	7.79	7.82
Hong Kong, Dollars | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Product Information [Line Items]
Foreign currency exchange rate, translation			7.77	7.81
Foreign currency average translation rates			7.80	7.83	7.83